Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 9,500	$ 9,500
Core Deposit Intangible		$ 602